LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

8. LEASES

The Group has operating leases for corporate offices, warehouses, sorting centers, cars and parking spots. The Group’s leases have remaining lease terms of 1 to 9 years, some of which include options to terminate the leases within 1 year.

The Group has finance leases for warehouses, call centers, sorting centers and cars. The Group’s leases have remaining lease terms of 1 to 19 years, some of which include options to terminate the leases within 1 year.

The components of lease expense comprise of the operating lease cost, which is disclosed in the consolidated statements of cash flows, and the following costs:

	2020	2021	2022	2022
	RUB	RUB	RUB	$
Total variable lease cost	2,039	2,067	1,139	16.2
Finance lease cost:
Amortization of right-of-use assets	348	977	1,893	26.9
Interest on lease liabilities	134	683	1,557	22.1
Total finance lease cost	482	1,660	3,450	49.0

Variable lease payments mainly related to car leases for carsharing business and represent mileage-based payments.

Supplemental balance sheet information related to leases was as follows:

	2021	2022	2022
	RUB	RUB	$
Operating leases
Operating lease right-of-use assets	36,245	28,646	407.3
Operating lease liabilities – current (Note 4)	10,525	10,963	155.9
Operating lease liabilities – non-current	24,642	17,609	250.4
Total operating lease liabilities	35,167	28,572	406.3

Finance lease liabilities – current (Note 4)	1,467	2,788	39.6
Finance lease liabilities – non-current	15,350	21,185	301.2
Total finance lease liabilities	16,817	23,973	340.8

Maturities of lease liabilities as of December 31, 2022 were as follows:

	Operating leases		Finance leases
	RUB	$	RUB	$
Year ended December 31,
2023	12,729	181.0	4,754	67.6
2024	8,479	120.5	4,503	64.0
2025	4,273	60.7	6,643	94.4
2026	3,278	46.6	6,228	88.5
2027	1,621	23.0	1,809	25.7
Thereafter	2,592	36.9	10,009	142.4
Total lease payments	32,972	468.7	33,946	482.6

Less imputed interest	(4,400)	(62.4)	(9,973)	(141.8)
Total	28,572	406.3	23,973	340.8

Information about weighted-average remaining lease term and weighted-average discount rate is presented below:

	Weighted average remaining lease term, years		Weighted average discount rate, %
	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022
Operating leases	4.0	3.6	6.2%	7.4%
Finance leases	9.1	6.8	7.3%	8.6%

The Group recognized sublease income of RUB 8,525, RUB 11,873 and RUB 10,172 ($144.6) for the years ended December 31, 2020, 2021 and 2022, respectively, presented within the revenues line in the consolidated statements of operations.